Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents
Cash and Cash Equivalents

(15)    Cash and Cash Equivalents

Details of this caption of the consolidated balance sheet at 31 December 2020 and 2019 are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Current deposits	134,875	63
Cash in hand and at banks	444,772	741,919
Total cash and cash equivalents	579,647	741,982